Rental Expense and Lease Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rental expense	$ 1,474	$ 1,592	$ 1,759
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2016	1,347
Gross minimum rental commitments (including vacant space below) for 2017	1,231
Gross minimum rental commitments (including vacant space below) for 2018	1,107
Gross minimum rental commitments (including vacant space below) for 2019	985
Gross minimum rental commitments (including vacant space below) for 2020	776
Gross minimum rental commitments (including vacant space below) beyond 2020	988
Vacant space for 2016	14
Vacant space for 2017	4
Vacant space for 2018	1
Sublease income commitments for 2016	11
Sublease income commitments for 2017	7
Sublease income commitments for 2018	5
Sublease income commitments for 2019	4
Sublease income commitments for 2020	1
Sublease income commitments beyond 2020	1
Capital lease commitments
Capital lease commitments for 2016	7
Capital lease commitments for 2017	2
Capital lease commitments for 2018	2
Capital lease commitments for 2019	2
Capital lease commitments for 2020	1
Discontinued operations
Rental expense	$ 29	$ 95	$ 115